Inventories (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Inventories [Abstract]
Raw materials	$ 267,560	$ 273,583
Semi-finished byproduct	6,196
Finished goods	90,498	$ 148,415
Total inventories	$ 364,254	$ 421,998